INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES	The Company’s inventories were as follows:
	As of June 30, 2025	As of December 31, 2024
	$’000	$’000

Finished goods at net realizable value	46	43

	46	43